Operating segments - Operating results by segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	€ 1,177,210	€ 1,030,094	€ 1,111,776
Cost of sales	(842,399)	(691,784)	(791,467)
Gross profit	334,811	338,310	320,309
Adjusted EBITDA	€ 227,657	€ 222,766	€ 208,710
Adjusted EBITDA Margin	19.30%	21.60%	18.80%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	€ (85,910)	€ (88,716)	€ (72,778)
Share of profit of joint venture	(484)	(419)	(492)
Adjustment items	(17,485)	(28,839)	(13,047)
Operating result (EBIT)	123,778	104,792	122,393
Rubber
Disclosure of operating segments [line items]
Revenue	752,639	644,217	730,288
Cost of sales	(585,988)	(483,339)	(564,559)
Gross profit	166,651	160,878	165,729
Adjusted EBITDA	€ 98,757	€ 86,108	€ 93,704
Adjusted EBITDA Margin	13.10%	13.40%	12.80%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	€ (52,277)	€ (59,116)	€ (44,815)
Share of profit of joint venture	(484)	(419)	(492)
Specialties
Disclosure of operating segments [line items]
Revenue	424,571	385,877	381,488
Cost of sales	(256,411)	(208,445)	(226,908)
Gross profit	168,160	177,432	154,580
Adjusted EBITDA	€ 128,900	€ 136,658	€ 115,006
Adjusted EBITDA Margin	30.40%	35.40%	30.10%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	€ (33,633)	€ (29,600)	€ (27,963)
Share of profit of joint venture	€ 0	€ 0	€ 0